Property and Equipment, Net (Details) - Scedule of property and equipment, net - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	$ 34,165	$ 33,554	$ 32,488
Less: accumulated depreciation and amortization	(28,691)	(27,399)	(22,053)
Total property and equipment, net	5,474	6,155	10,435
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	20,686	20,571	19,867
Software and voice recordings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	8,912	8,687	8,335
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	3,826	3,567	3,560
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	$ 741	$ 729	$ 720